NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF NET LOSS PER SHARE BASIC AND DILUTED

The following table sets forth the computation of the net loss per share attributable to common stockholders, basic and diluted (in thousands, except per share data):

	Years ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(44,555)	$(21,684)

Denominator:
Weighted average shares outstanding - basic and diluted	910	354

Net loss per common share - basic and diluted	$(48.96)	$(61.25)

SCHEDULE OF COMPUTATION OF DILUTED NET LOSS PER SHARE OF COMMON STOCK

The following table presents the number of shares subject to outstanding stock options, warrants, convertible notes and Series A convertible preferred stock that were excluded from the computation of diluted net loss per share of common stock for the three and nine months ended September 30, 2025 and 2024, as their effect was anti-dilutive (in thousands):

	Three and nine months ended September 30,
	2025	2024
Stock options	305	168
Warrants	32	1,359
Preferred stock converted into common stock	5	2
Convertible Notes converted into common stock	-	555
Total potential common shares excluded from computation	342	2,084

The following table presents the amount of stock options, warrants, convertible preferred stock, convertible notes and restricted stock units (“RSUs”) that were excluded from the computation of diluted net loss per share of common stock for the years ended December 31, 2024 and 2023, as their effect was anti-dilutive (in thousands):

	Years ended December 31,
	2024	2023
Stock options	175	26
Warrants	32	1,261
Preferred stock converted into common stock	2	1
Convertible Notes converted into common stock	-	525
RSUs	-	-
Total potential common shares excluded from computation	209	1,813